SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Note 21 - SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Resumption of Mining Operations - On August 3, 2021, the Company announced that mining operations have restarted at the Avino Mine.

Share Issuance - Subsequent to June 30, 2021, the Company issued 489,667 common shares as a result of the vesting conditions of RSUs.